Income Taxes - Schedule of Current and Deferred Income Tax Provision (Benefit) (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current Tax Provision, Federal						$ 21
Current Tax Provision, State					(25)	(21)
Current Tax Provision, Foreign					2	(5)
Current Tax Provision, net					(23)	(5)
Deferred Tax Provision, Federal
Deferred Tax Provision, State					2	6
Deferred Tax Provision, Foreign					(6)	63
Deferred Tax Provision, net					(4)	69
Total Tax Provision, Federal						21
Total Tax Provision, State					(23)	(15)
Total Tax Provision, Foreign					(4)	58
Total Tax Provision, net	$ 19	$ (19)	$ 23	$ (30)	$ (27)	$ 64